FAIR VALUE MEASUREMENTS - Transfers (Details) - USD ($) $ in Thousands	Sep. 30, 2019	Dec. 31, 2018	Dec. 31, 2017
FAIR VALUE MEASUREMENTS
Assets, transfer from level 1 to level 2	$ 0	$ 0	$ 0
Assets, transfer from level 2 to level 1	$ 0	$ 0	$ 0